Securities and Exchange Commission
Washington, D.C. 20549
FORM N-SAR
Semi-Annual Report
For Registered Investment Companies

Report for fiscal year ending: 12/31/05

Is this a transition report? (Y/N) No

Is this an amendment to a previous filing? (Y/N) No

1.             A. Registrant Name: Dean Witter Select Municipal Trust

B. File Number: 811-3676

C. Telephone Number: (201) 830-5100

2.             A. Harborside Financial Center, Plaza 2
                      Jersey City, NJ 07311

3. Is this the first filing on this form? (Y/N)

No

For period ending: 12/31/05

File Number: 811-3676

4.  Is this the last filing on this form by Registrant? (Y/N)

No

5.	Is Registrant a small business investment company (SBIC)? (Y/N)
                [If answer is "Y" (Yes) complete only items 89 through 110.]

No

6.	Is Registrant a unit investment trust (UIT)? (Y/N)
                [If answer is "Y" (Yes) complete only items 1ll through 133.]

Yes

118.	State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.

0

119.	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.

0

120.	State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted).

0

121.	State the number of series for which a current prospectus was in existence at the end of the period.

0

For period ending: 12/31/05

File number: 811-3676

122.	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.

0

123.	State the total value of the additional units considered in answering item 122 ($000's).

$ 0

124.
State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted).

$ 0

125.
State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant (000's omitted).

$ 0

126.
Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000's omitted).

$ 0

127.
List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

Number                      Total                                       Total Income
of  Series                    Assets                                    Distributions
Investing                   ($000's                                     ($000's
                                                                                                                                omitted)                                  omitted)

A. U.S. Treasury
      direct issue

B. U.S. Government
     agency

C. State and                                                           0                               $ 0                                                 $ 0
municipal
tax-free

D. Public utility
debt

E. Brokers or
dealers debt or
debt of brokers'
or dealers' parent

F. All other
corporate intermed.
& long-term debt

G. All other
corporate
short-term debt

H. Equity securities
of brokers or
dealers or parents
of brokers or dealers

I. Investment company
equity securities

J. All other equity
securities

K. Other securities
-Treas & MF

L. Total assets of                                                    0                                 $ -0-                                    $ 0
                    all series of
    registrant

For period ending: 12/31/05

File number: 811-3676

128.
Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

                [If answer is "N" (No), go to item 131.]

No

129.	Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                [If answer is "N" (No), go to item 131.]

130.	In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.	Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted).

$ 0

132.	List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-3676

SIGNATURES

This report is signed on behalf of the registrant.

City of: New York State of New York  Date: March 1, 2006

Dean Witter Select Municipal Trust:

By: Morgan Stanley DW Inc.
By: /s/Michael D. Browne                                                                                      Witness:
Name: Michael D. Browne                                                                                      Name:
Title: First Vice President                                                                                        Title:

March 1, 2006

Re:	Dean Witter Select Municipal Trust Series
                                                # 811-3676

Dear Sirs:

Morgan Stanley DW Inc., as Sponsor of the above-captioned trust, is filing herewith the trusts Form N-SAR for the period ended December 31, 2005.

Please do not hesitate to call the undersigned, collect at (201) 830-5100, with any questions.

Very truly yours,

/s/Michael D. Browne
                                                                                                Michael D. Browne

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549